Leases - Obligations and Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Non-current	$ 9,968	$ 13,994
Current	8,390	8,542
Total lease liabilities	18,358	22,536	$ 25,872
Other leases
Lease liabilities [abstract]
Non-current	9,968	13,994
Current	8,390	8,542
Total lease liabilities	18,358	$ 22,536
Later than one year and not later than two years
Lease liabilities [abstract]
Non-current	5,905
Later than one year and not later than two years | Other leases
Lease liabilities [abstract]
Non-current	5,905
Later than two years and not later than three years
Lease liabilities [abstract]
Non-current	1,672
Later than two years and not later than three years | Other leases
Lease liabilities [abstract]
Non-current	1,672
Later than three years and not later than four years
Lease liabilities [abstract]
Non-current	1,027
Later than three years and not later than four years | Other leases
Lease liabilities [abstract]
Non-current	1,027
Later than four years and not later than five years
Lease liabilities [abstract]
Non-current	310
Later than four years and not later than five years | Other leases
Lease liabilities [abstract]
Non-current	310
Later than five years
Lease liabilities [abstract]
Non-current	1,054
Later than five years | Other leases
Lease liabilities [abstract]
Non-current	$ 1,054